                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-92396


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE

                            SEASONS VARIABLE ANNUITY
               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 24, 2005
                        (AS SUPPLEMENTED ON MAY 1, 2006)

                       SEASONS SELECT II VARIABLE ANNUITY
               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 24, 2005
                        (AS SUPPLEMENTED ON MAY 1, 2006)

                       SEASONS ADVISOR II VARIABLE ANNUITY
               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 24 2005
                        (AS SUPPLEMENTED ON MAY 1, 2006)

                      SEASONS TRIPLE ELITE VARIABLE ANNUITY
               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 24, 2005
                        (AS SUPPLEMENTED ON MAY 1, 2006)

--------------------------------------------------------------------------------
                         VARIABLE ANNUITY ACCOUNT SEVEN

                          POLARIS PLUS VARIABLE ANNUITY
               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 29, 2005
                        (AS SUPPLEMENTED ON MAY 1, 2006)

                       POLARIS II A-CLASS VARIABLE ANNUITY
               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 29, 2005
                        (AS SUPPLEMENTED ON MAY 1, 2006)

                    POLARIS II ASSET MANAGER VARIABLE ANNUITY
               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 29, 2005
                        (AS SUPPLEMENTED ON MAY 1, 2006)

               POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY SUPPLEMENT TO THE PROSPECTUS DATED APRIL 28, 2006
                        (AS SUPPLEMENTED ON MAY 1, 2006)

--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED TO THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS:

AIG filed an Amended Annual Report on Form 10-K/A for the fiscal year ended December 31, 2005, filed on June 19, 2006, File No. 001-08787. You may view the Amended Annual Report on the SEC's website at http:// www.sec.gov or you can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC  20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL  60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY  10081

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:


AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2




Dated: June 23, 2006


                Please keep this Supplement with your Prospectus


                                  Page 2 of 2